RESTRUCTURING (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	5
Debt transferred	$ 666,318,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.50	$ 2.50
Investment in associated companies	25,047,000	0	0
Operating fleet prior to restructuring (in units)	58
Operating fleet following restructuring (in units)	48
Number of vessels owned through ITCL (in number of vessels)	9
Newbuilding commitments prior to restructuring	437,900,000
Newbuilding commitments following restructuring	112,400,000
Number of Suezmax tanker newbuilding contracts following the reduction of newbuilding commitments	2
Debt Instrument [Line Items]
Reduction of gross charter payment commitments	293,000,000
Percentage the Company will compensate counterparties for difference between renegotiated rates and actual spot rate up to the original contract rates (in hundredths)	100.00%
Bank debt associated with a vessel [Member]
Debt Instrument [Line Items]
Prepayment of bank debt	12,900,000
ITCL Bank Loan [Member]
Debt Instrument [Line Items]
Prepayment of bank debt	33,000,000
Frontline 2012 Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)	15
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)	1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	4
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	5
Number of independent broker valuations (in number of valuations)	3
Proceeds from sale of shares in subsidiaries	128,882,000
Outstanding newbuilding installments transferred	325,500,000
Debt transferred	666,318,000
Fair market value of assets sold to Frontline 2012	1,120,700,000
Net book value of vessels sold	(864,865,000)
Net book value of Newbuilding contracts sold	(237,057,000)
Newbuilding installments outstanding transferred	(325,500,000)
Legal fees	(250,000)
Loss on sale	306,972,000
Working Capital balances purchased	10,500,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)	8.80%	0.00%
Frontline 2012 Ltd [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Number of new ordinary shares issued in transaction (in shares)	100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.00
Subscription price of ordinary shares issued (in dollars per share)	$ 2.85
Gross proceeds from issuance of private placement	285,000,000
Number of shares allocated in the transaction to the Company or to Frontline Ltd (in shares)	8,771,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)	8.80%
Investment in associated companies	$ 25,000,000